Madison Covered Call ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communications - 8.3%
Comcast Corp. - Class A (a)	30,300	$869,913
Meta Platforms, Inc. - Class A (a)	1,500	858,195
T-Mobile US, Inc. (a)	5,400	1,134,162
		2,862,270

Consumer Discretionary - 10.1%
Amazon.com, Inc. (a)(b)	5,400	1,124,658
Las Vegas Sands Corp. (a)	13,500	727,380
Lowe's Cos., Inc. (a)	4,300	1,016,004
NIKE, Inc. - Class B (a)	11,200	591,584
		3,459,626

Consumer Staples - 9.8%
Archer-Daniels-Midland Co. (a)	19,000	1,381,110
Constellation Brands, Inc. - Class A (a)	5,800	870,000
PepsiCo, Inc. (a)	7,200	1,118,088
		3,369,198

Energy - 7.1%
Matador Resources Co. (a)	19,000	1,200,420
Transocean Ltd. (b)	190,000	1,259,700
		2,460,120

Financials - 13.3%
Blackrock, Inc. (a)	1,000	961,710
Fiserv, Inc. (a)(b)	15,500	864,900
Marsh & McLennan Cos., Inc. (a)	5,400	936,630
PayPal Holdings, Inc. (a)	17,000	768,910
Visa, Inc. - Class A (a)	3,400	1,027,616
		4,559,766

Health Care - 7.1%
Agilent Technologies, Inc. (a)	9,500	1,082,810
Danaher Corp. (a)	7,200	1,365,120
		2,447,930

Industrials - 7.3%
Honeywell International, Inc. (a)	4,200	949,326
Illinois Tool Works, Inc. (a)	2,600	676,754
Union Pacific Corp. (a)	3,700	897,694
		2,523,774

Materials - 2.4%
Newmont Corp. (a)	7,500	811,875

Technology - 28.2% (c)
Accenture PLC - Class A (a)	5,300	1,050,937
Adobe, Inc. (a)(b)	4,400	1,069,552
Broadcom, Inc. (a)	3,000	928,530
Microchip Technology, Inc. (a)	20,000	1,292,200
Microsoft Corp. (a)	3,300	1,221,561
Palo Alto Networks, Inc. (a)(b)	4,500	721,440
QUALCOMM, Inc. (a)	8,200	1,055,996
Salesforce, Inc. (a)	5,000	933,350
Synopsys, Inc. (a)(b)	1,800	713,664
Texas Instruments, Inc. (a)	3,600	698,904
		9,686,134

Utilities - 2.2%
AES Corp.	53,000	746,770
TOTAL COMMON STOCKS (Cost $40,304,597)		32,927,463

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.9%	Shares	Value
Real Estate - 2.9%
American Tower Corp. (a)	5,800	1,000,964
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,347,953)		1,000,964

TOTAL INVESTMENTS - 98.7% (Cost $41,652,550)		33,928,427
Money Market Deposit Account - 3.6% (d)		1,243,188
Liabilities in Excess of Other Assets - (2.3)%		(813,028)
TOTAL NET ASSETS - 100.0%		$34,358,587

Percentages are stated as a percent of net assets.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

Madison Covered Call ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.5)%	Notional Amount	Contracts	Value
Call Options - (2.5)% (a)(b)
Accenture PLC, Expiration: 06/18/2026; Exercise Price: $230.00	$(1,050,937)	(53)	$(25,705)
Adobe, Inc., Expiration: 05/15/2026; Exercise Price: $270.00	(1,069,552)	(44)	(19,140)
Agilent Technologies, Inc., Expiration: 06/18/2026; Exercise Price: $130.00	(1,082,810)	(95)	(25,175)
Amazon.com, Inc., Expiration: 06/18/2026; Exercise Price: $240.00	(1,124,658)	(54)	(22,005)
American Tower Corp., Expiration: 06/18/2026; Exercise Price: $190.00	(1,000,964)	(58)	(18,125)
Archer-Daniels-Midland Co., Expiration: 06/18/2026; Exercise Price: $75.00	(1,381,110)	(190)	(68,400)
Blackrock, Inc., Expiration: 06/18/2026; Exercise Price: $1,100.00	(961,710)	(10)	(14,500)
Broadcom, Inc., Expiration: 06/18/2026; Exercise Price: $350.00	(928,530)	(30)	(41,250)
Comcast Corp., Expiration: 06/18/2026; Exercise Price: $35.00	(869,913)	(303)	(4,848)
Constellation Brands, Inc., Expiration: 06/18/2026; Exercise Price: $170.00	(870,000)	(58)	(15,950)
Danaher Corp., Expiration: 05/15/2026; Exercise Price: $230.00	(1,365,120)	(72)	(2,160)
Fiserv, Inc., Expiration: 06/18/2026; Exercise Price: $70.00	(864,900)	(155)	(25,187)
Honeywell International, Inc., Expiration: 06/18/2026; Exercise Price: $240.00	(949,326)	(42)	(25,200)
Illinois Tool Works, Inc., Expiration: 05/15/2026; Exercise Price: $270.00	(676,754)	(26)	(15,340)
Las Vegas Sands Corp., Expiration: 04/17/2026; Exercise Price: $62.50	(727,380)	(135)	(4,388)
Lowe's Cos., Inc., Expiration: 06/18/2026; Exercise Price: $260.00	(1,016,004)	(43)	(23,543)
Marsh & McLennan Cos., Inc., Expiration: 04/17/2026; Exercise Price: $200.00	(936,630)	(54)	(5,265)
Matador Resources Co., Expiration: 06/18/2026; Exercise Price: $60.00	(1,124,604)	(178)	(121,930)
Meta Platforms, Inc., Expiration: 06/18/2026; Exercise Price: $630.00	(858,195)	(15)	(31,763)
Microchip Technology, Inc., Expiration: 06/18/2026; Exercise Price: $75.00	(1,292,200)	(200)	(54,500)
Microsoft Corp., Expiration: 06/18/2026; Exercise Price: $430.00	(1,221,561)	(33)	(14,602)
Newmont Corp., Expiration: 05/15/2026; Exercise Price: $115.00	(811,875)	(75)	(42,938)
NIKE, Inc., Expiration: 06/18/2026; Exercise Price: $60.00	(591,584)	(112)	(18,760)
Palo Alto Networks, Inc., Expiration: 05/15/2026; Exercise Price: $170.00	(721,440)	(45)	(23,625)
PayPal Holdings, Inc., Expiration: 06/18/2026; Exercise Price: $55.00	(768,910)	(170)	(16,575)
PepsiCo, Inc., Expiration: 04/17/2026; Exercise Price: $155.00	(1,118,088)	(72)	(34,560)
QUALCOMM, Inc.
Expiration: 05/15/2026; Exercise Price: $165.00	(450,730)	(35)	(997)
Expiration: 06/18/2026; Exercise Price: $150.00	(605,266)	(47)	(11,444)
Salesforce, Inc., Expiration: 06/18/2026; Exercise Price: $200.00	(933,350)	(50)	(49,125)
Synopsys, Inc., Expiration: 05/15/2026; Exercise Price: $440.00	(713,664)	(18)	(19,260)
Texas Instruments, Inc., Expiration: 06/18/2026; Exercise Price: $220.00	(698,904)	(36)	(15,930)
T-Mobile US, Inc., Expiration: 05/15/2026; Exercise Price: $240.00	(1,134,162)	(54)	(9,342)
Union Pacific Corp., Expiration: 06/18/2026; Exercise Price: $260.00	(897,694)	(37)	(21,275)
Visa, Inc., Expiration: 05/15/2026; Exercise Price: $330.00	(1,027,616)	(34)	(9,129)
TOTAL WRITTEN OPTIONS (Premiums received $879,447)			$(851,936)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Madison Covered Call ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$32,927,463	$–	$–	$32,927,463
Real Estate Investment Trusts	1,000,964	–	–	1,000,964
Total Investments	$33,928,427	$–	$–	$33,928,427

Liabilities:
Investments:
Written Options	$–	$(851,936)	$–	$(851,936)
Total Investments	$–	$(851,936)	$–	$(851,936)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.